Average Annual Total Returns - FidelityAdvisorMidCapIIFund-AMCIZPRO - FidelityAdvisorMidCapIIFund-AMCIZPRO - Fidelity Advisor Mid Cap II Fund	Mar. 01, 2024
Fidelity Advisor Mid Cap II Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	8.11%
Past 5 years	10.86%
Past 10 years	7.09%
Fidelity Advisor Mid Cap II Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.44%
Past 5 years	9.31%
Past 10 years	5.31%
Fidelity Advisor Mid Cap II Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.26%
Past 5 years	8.55%
Past 10 years	5.31%
Fidelity Advisor Mid Cap II Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	12.74%
Past 5 years	11.28%
Past 10 years	7.05%
Fidelity Advisor Mid Cap II Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	10.41%
Past 5 years	11.12%
Past 10 years	7.09%
Fidelity Advisor Mid Cap II Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	15.03%
Past 5 years	12.50%
Past 10 years	8.02%
Fidelity Advisor Mid Cap II Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	15.18%
Past 5 years	12.64%
Past 10 years	8.17%
SP004
Average Annual Return:
Past 1 year	16.44%
Past 5 years	12.62%
Past 10 years	9.27%